Inventories	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
Inventories	4. Inventories: The amounts shown in the consolidated balance sheets are analyzed as follows:
	December 31, 2024	June 30, 2025
Lubricants	$18,078	$19,259
Bunkers	60,511	54,299
Total	$78,589	$73,558